Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases	Leases
The Group’s leased assets consist of facilities, fleet and equipment pursuant to both arrangements with third parties and related parties. The carrying amounts of the Group’s right-of-use assets and the movements during the years ended 31 December 2023 and 2022 are as follows:

	2023	2022
Right-of-use assets
Balance at 1 January	47,501	126,801
Adjustments for indexed leases	7,354	10,201
New leases	74,109	9,583
Cancelled leases	(139)	—
Derecognition due to acquisition of Alvotech Facility (see Note 12)	—	(88,941)
Reclassification	(443)
Depreciation	(8,913)	(9,869)
Translation difference	333	(274)
Balance at 31 December	119,802	47,501

The Group entered into lease agreement with Fasteignafelagid Eyjolfur hf. in April 2023 for a facility expansion in Iceland with remaining lease terms of approximately 15 years as of 31 December 2023. The building is 140,000 square feet and is currently in construction. The expansion is close to being finalized and is expected to be completed in 2024. The lease amount is in substance fixed and is based on construction cost, adjusted monthly. Righ-of-use asset as of 31 December 2023 amounts to $68.5 million.

The Group’s right-of-use assets as of 31 December 2023 and 2022 are comprised of the following:

	2023	2022
Right-of-use assets
Facilities	110,692	41,702
Fleet	389	339
Equipment	8,721	5,460
	119,802	47,501
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The Group’s lease liabilities and the movements during the years ended 31 December 2023 and 2022 are as follows:

	2023	2022
Lease liabilities
Balance at 1 January	40,532	122,140
Adjustments for indexed leases	7,405	10,247
New leases	72,882	7,458
Cancelled leases	(167)	—
Installment payments	(7,260)	(7,655)
Derecognition due to acquisition of Alvotech Facility (see Note 12)	—	(80,075)
Foreign currency adjustment	1,932	(11,682)
Translation difference	(9)	99
Balance at 31 December	115,315	40,532
Current liabilities	(9,683)	(5,163)
Non-current liabilities	105,632	35,369
The amounts recognized in the consolidated statements of profit or loss and other comprehensive income or loss during the years ended 31 December 2023, 2022, and 2021 in relation to the Group’s lease arrangements are as follows:

	2023	2022	2021
Depreciation expense from right-of-use assets
Facilities	(7,631)	(9,423)	(8,228)
Fleet	(180)	(119)	(38)
Equipment	(1,102)	(327)	(433)
Total depreciation expense from right-of-use assets	(8,913)	(9,869)	(8,699)
Interest expense on lease liabilities	(3,840)	(6,022)	(6,423)
Foreign currency difference on lease liability	(1,932)	11,682	3,744
Loss from extinguishment of lease agreement (see Note 12)	(28)	(3,859)	—
Total amount recognized in profit and loss	(14,713)	(8,068)	(11,378)
The maturity analysis of undiscounted lease payments as of 31 December 2023 and 2022 is as follows:

	2023	2022
Less than one year	14,637	6,000
One to five years	51,053	20,160
Thereafter	89,682	22,274
	155,372	48,434
The Group’s lease liabilities as of 31 December 2023 and 2022 do not include $0.7 million and $0.1 million, respectively, of costs for short-term leases and low value leases.